Commitments and Contingencies (Details Narrative) - Akadimos (ex CMA CGM Amazon) settlement [Member]	8 Months Ended
Sep. 04, 2019 USD ($)
Loss Contingencies [Line Items]
Loss Contingency, Settlement Agreement, Terms	Under the terms of the agreement, the subsidiary pled guilty to the unknown and unreported failure of shipboard staff to maintain an accurate Oil Record Book with respect to the M/V Akadimos. The subsidiary paid a fine of $500 and was placed on probation for 30 months.
Loss Contingency, Damages Paid, Value	$ 500